Private Placement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 23, 2021
IPO [Member]
Private Placement (Details) [Line Items]
Private placement warrants	8,900,000
Price per share	$ 1	$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share	$ 1
Aggregate purchase price	$ 8,900,000